Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Basis of consolidation
a)	Basis of consolidation

i)	Business combinations
The Group measures goodwill as the fair value of the consideration transferred including the fair value of liabilities resulting from contingent consideration arrangements, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at fair value as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in income or loss.
Transaction costs, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination, are expensed as incurred.

ii)	Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

iii)	Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency translation
b)	Foreign currency translation

i)	Foreign currency transactions
Transactions in foreign currencies are translated to the respective functional currencies of the Group’s entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate in effect at the reporting date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period.
Non-monetary
assets and liabilities that are measured in terms of historical cost in a foreign currency are translated at the rate in effect on the transaction date. Income and expense items denominated in foreign currency are translated at the date of the transactions. Gains and losses are included in income or loss.
ii)	Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on business combinations, are translated to Canadian dollars at exchange rates in effect at the reporting date. The income and expenses of foreign operations are translated to Canadian dollars at the average exchange rate in effect during the reporting period.

Foreign currency differences are recognized in other comprehensive income (“OCI”) in the accumulated foreign currency translation differences account.
When a foreign operation is disposed of, the relevant amount in the cumulative amount of foreign currency translation differences is transferred to income or loss as part of the income or loss on disposal. On the partial disposal of a subsidiary while retaining control, the relevant proportion of such cumulative amount is reattributed to non-controlling
interest. In any other partial disposal of a foreign operation, the relevant proportion is reclassified to income or loss.
Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income in the accumulated foreign currency translation differences account.
Translation gains and losses from the application of U.S dollars as the presentation currency while the Canadian dollar is the functional currency are included as part of the cumulative foreign currency translation adjustment.

Financial instruments
c)	Financial instruments

i)	Non-derivative financial assets
The Group initially recognizes financial assets on the trade date at which the Group becomes a party to the contractual provisions of the instrument. Financial assets are initially measured at fair value, except for trade receivables which are initially measured at their transaction price when the trade receivables do not contain a significant financing component. If the financial asset is not subsequently accounted for at fair value through profit or loss, then the initial measurement includes transaction costs that are directly attributable to the asset’s acquisition or origination. On initial recognition, the Group classifies its financial assets as subsequently measured at either amortized cost or fair value, depending on its business model for managing the financial assets and the contractual cash flow characteristics of the financial assets and depending on the purpose for which the financial assets were acquired.
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.
Financial assets and liabilities are offset and the net amount is presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
Financial assets measured at amortized cost
A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment loss, if:

•	The asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and/or interest.
The Group currently classifies its cash equivalents, trade and other receivables and long-term non-trade
receivables included in other
non-current
assets as financial assets measured at amortized cost.
The Group recognizes loss allowances for expected credit losses on financial assets measured at amortized cost. The Group has a portfolio of trade receivables at the reporting date. The Group uses a provision matrix to determine the lifetime expected credit losses for the portfolio.

The Group uses historical trends of the probability of default, the timing of recoveries and the amount of loss incurred, adjusted for management’s judgement as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.
An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in income or loss and reflected in an allowance account against trade and other receivables.
Financial assets measured at fair value
These assets are measured at fair value and changes therein, including any interest or dividend income, are recognized in income or loss. However, for investments in equity instruments that are not held for trading, the Group may elect at initial recognition to present gains and losses in other comprehensive income. For such investments measured at fair value through other comprehensive income, gains and losses are never reclassified to profit or loss, and no impairment is recognized in profit or loss. Dividends earned from such investments are recognized in profit or loss, unless the dividend clearly represents a repayment of part of the cost of the investment.
Financial assets measured at fair value through other comprehensive income
On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment
basis.

ii)	Non-derivative financial liabilities
The Group initially recognizes debt issued and subordinated liabilities on the date that they are originated. All other financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.
A financial liability is derecognized when its contractual obligations are discharged or cancelled or expire.
Financial liabilities are classified into financial liabilities measured at amortized cost and financial liabilities measured at fair value.
Financial liabilities measured at amortized cost
A financial liability is subsequently measured at amortized cost, using the effective interest method. The Group currently classifies bank indebtedness, trade and other payables and long-term debt as financial liabilities measured at amortized cost.
Financial liabilities measured at fair value
Financial liabilities at fair value are initially recognized at fair value and are re-measured
at each reporting date with any changes therein recognized in net earnings. The Group currently classifies its contingent consideration liability in connection with a business acquisition as a financial liability measured at fair value.

iii)	Share capital
Common shares
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and stock options are recognized as a deduction to share capital, net of any tax effects.
When share capital recognized as equity is repurchased, share capital is reduced by the amount equal to weighted average historical cost of repurchased equity. The excess amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from retained earnings.

iv)	Derivative financial instruments
The Group uses derivative financial instruments to manage its foreign currency and interest rate risk exposures. Embedded derivatives are separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the combined instrument is not measured at fair value through income or loss.
Derivatives and embedded derivatives are recognized initially at fair value; related transaction costs are recognized in income or loss as incurred. Subsequent to initial recognition, derivatives and embedded derivatives are measured at fair value, and changes therein are recognized in net change in fair value of foreign exchange derivatives in income or loss with the exception of net change in fair value of cross currency interest rate swap contracts recognized in net foreign exchange gain or loss in income or loss.

Hedge accounting
d)	Hedge accounting
Management’s risk strategy is focused on reducing the variability in profit or losses and cash flows associated with exposure to market risks. Hedge accounting is used to reduce this variability to an acceptable level. The hedges employed by the Group reduce the currency and interest rate fluctuation exposures.
On the initial designation of a hedging relationship, the Group formally documents the relationship between the hedging instrument and the hedged items, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Group makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be effective in offsetting the changes in the fair value or cash flows of the respective hedged items throughout the period for which the hedge is designated.
Net investment hedge
The Group designates a portion of its U.S. dollar denominated debt as a hedging item in a net investment hedge. The Group applies hedge accounting to foreign currency differences arising between the functional currency of the foreign operation and the Company’s functional currency (CAD), regardless of whether the net investment is held directly or through an intermediate parent.
Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in foreign operations are recognized in other comprehensive income to the extent that the hedge is effective and are presented in the currency translation differences account within equity. To the extent that the hedge is ineffective, such differences are recognized in income or loss. When the hedged net investment is disposed of, the relevant amount in the translation reserve is transferred to income or loss as part of the gain or loss on disposal.
Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect income or loss, the effective portion of changes in the fair value of the derivatives is recognized in other comprehensive income and presented in accumulated other comprehensive income as part of equity. The amount recognized in other comprehensive income is removed and included in net earnings under the same line item in the consolidated statement of earnings and comprehensive income as the hedged item, in the same period that the hedged cash flows affect income or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in other comprehensive income remains in accumulated other comprehensive income until the forecasted transaction affects income or loss. If the forecasted transaction is no longer expected to occur, then the balance in accumulated other comprehensive income is recognized immediately in income or loss.

Property and equipment
e)	Property and equipment
Property and equipment are accounted for at cost less accumulated depreciation and accumulated impairment losses.
Cost includes expenditures that are directly attributable to the acquisition of the asset and borrowing costs on qualifying assets.
When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized in net income or loss.
Depreciation is based on the cost of an asset less its residual value and is recognized in income or loss over the estimated useful life of each component of an item of property and equipment.

The depreciation method and useful lives are as follows:

Categories	Basis	Useful lives

Buildings	Straight-line	15 – 40 years

Rolling stock	Primarily straight-line	3 – 20 years

Equipment	Primarily straight-line	5 – 12 years
Depreciation methods, useful lives and residual values are reviewed at each financial year-end
and adjusted prospectively, if appropriate.
Property and equipment are reviewed for impairment in accordance with IAS 36
Impairment of Assets
when there are indicators that the carrying value may not be recoverable.

Intangible assets

f)	Intangible assets

i)	Goodwill
Goodwill that arises upon business combinations is included in intangible assets.
Goodwill is not amortized and is measured at cost less accumulated impairment losses.

ii)	Other intangible assets
Intangible assets consist of customer relationships, trademarks, non-compete
agreements and information technology.
The Group determines the fair value of the customer relationship intangible assets using the excess earnings model and internally developed significant assumptions including:

1.	Forecasted revenue attributable to existing customer contracts and relationships;

2.	Estimated annual attrition rate;

3.	Forecasted operating margins; and

4.	Discount rates
The internally developed assumptions are based on limited observable market information which cause measurement uncertainty, and the fair value of the customer related intangible assets are sensitive to changes to these assumptions.
Intangible assets that are acquired by the Group and have finite lives are measured at cost less accumulated amortization and accumulated impairment losses.
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Categories	Useful lives

Customer relationships	5 – 20 years

Trademarks*	5 – 20 years

Non-compete agreements	3 – 10 years

Information technology	5 – 7 years
* Includes indefinite useful life assets. They are reviewed at least annually for impairment (see note 10).
Useful lives are reviewed at each financial
year-end
and adjusted prospectively, if appropriate.

Leases
g)	Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether:

•
the contract involves the use of an identified asset – this may be specific explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, the asset is not identified;

•	the Group has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and

•	the Group has the right to direct the use of the asset. The Group has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received.
The assets are depreciated to the earlier of the end of the useful life of the right-of-use
asset or the lease term using the straight-line method as this most closely reflects the expected pattern consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Group is reasonably certain to exercise that option. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that cannot be readily determined, the Group’s incremental borrowing rate. The incremental borrowing rate is a function of the Group’s incremental borrowing rate, the nature of the underlying asset, the location of the asset and the length of the lease. Generally, the Group uses its incremental borrowing rate as the discount rate.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in the future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
The Group has elected not to recognise
right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or leases and leases of low-value
assets. The Group recognises these lease payments as an expense on a straight-line basis over the lease term.

Inventoried supplies
h)	Inventoried supplies
Inventoried supplies consist primarily of repair parts and fuel and are measured at the lower of cost and net realizable value.
Impairment
i)	Impairment
Non-financial
assets
The carrying amounts of the Group’s
non-financial
assets other than inventoried supplies and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill, the recoverable amount is estimated on December 31 of each year.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”, or “CGU”). For the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to the group of CGUs (usually a Group’s operating segment), that is expected to benefit from the synergies of the combination. This allocation is subject to an operating segment ceiling test and reflects the lowest level at which that goodwill is monitored for internal reporting purposes. The Company performs goodwill impairment testing annually, or more frequently if events or circumstances indicate the carrying value of a CGU, which is a Group’s operating segment, may exceed the recoverable amount of the CGU. The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or group of assets. The fair value less cost to sell is based on market comparable multiples applied to forecasted earnings before financial expenses, income taxes, depreciation and amortization (“adjusted EBITDA”) for the next year, which takes into account financial forecasts approved by senior management.
The Group’s corporate assets do not generate separate cash inflows. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the units, if any, and then to reduce the carrying amounts of the other assets in the unit (group of units) on a prorata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Impairment losses and impairment reversals are recognized in income or loss.

Assets held for sale
j)	Assets held for sale
Non-current
assets are classified as
held-for-sale
if it is highly probable that they will be recovered primarily through sale rather than through continuing use.
Such assets are generally measured at the lower of their carrying amount and fair value less costs to sell. Impairment losses on initial classification as held-for-sale
or
held-for-distribution
and subsequent gains and losses on remeasurement are recognized in income or loss.
Once classified as
held-for-sale,
intangible assets and property and equipment are no longer amortized or depreciated.

Employee benefits
k)	Employee benefits

i)	Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in income or loss in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

ii)	Defined benefit plans
The Group’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their services in the current and prior periods discounting that amount and deducting the fair value of any plan assets. The discount rate is the yield at the reporting date on AAA, AA or A credit-rated fixed income securities that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency
 in which the benefits are expected to be paid. The calculation is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Group, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Group.
Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net
defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

iii)	Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or income-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

iv)	Share-based payment transactions
The grant date fair value of equity share-based payment awards granted to employees is recognized as a personnel expense, with a corresponding increase in contributed surplus, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service condition at the vesting date.
The fair value of the amount payable to board members in respect of deferred share unit (“DSU”), which are to be settled in cash, is recognized as an expense with a corresponding increase in liabilities. The liability is remeasured at each reporting date until settlement. The Group presents mark-to-market
(gain) loss on DSUs in personnel expenses.

v)	Termination benefits
Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognises costs for a restructuring. If benefits are not expected to be fully settled within 12 months of the end of the reporting period, then they are discounted.

Provisions
l)	Provisions
A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the unwinding of the discount is recognized as finance cost.
Self-Insurance
Self-insurance provisions represent the uninsured portion of outstanding claims at year-end.
The provision represents an accrual for estimated future disbursements associated with the self-insured portion for claims filed at year-end
and incurred but not reported, related to cargo loss, bodily injury, worker’s compensation and property damages. The estimates are based on the Group’s historical experience including settlement patterns and payment trends. The most significant assumptions in the estimation process include the consideration of historical claim experience, severity factors affecting the amounts ultimately paid, and current and expected levels of cost per claims. Changes in assumptions and experience could cause these estimates to change significantly in the near term.

Revenue recognition
m)	Revenue recognition
The Group’s normal business operations consist of the provision of transportation and logistics services. All revenue relating to normal business operations is recognized over time in the statement of income. The stage of completion of the service is determined using the proportion of days completed to date compared to the estimated total days of the service. Revenue is presented net of trade discounts and volume rebates. Revenue is recognized as services are rendered, when the control of promised services is transferred to customers in an amount that reflects the consideration the Group expects to be entitled to receive in exchange for those services measured based on the consideration specified in a contract with the customers. The Group considers the contract with customers to include the general transportation service agreement and the individual bill of ladings with customers.
Based on the evaluation of the control model, certain businesses, mainly in the Less-Than-Truckload segment, act as the principal within their revenue arrangements. The affected businesses report transportation revenue gross of associated purchase transportation costs rather than net of such amounts within the consolidated statements of income.

Finance income and finance costs
o)	Finance income and finance costs
Finance income comprises interest income on funds invested, dividend income and interest and accretion on promissory note. Interest income is recognized as it accrues in income or loss, using the effective interest method.
Finance costs comprise interest expense on bank indebtedness and long-term debt, unwinding of the discount on provisions and impairment losses recognized on financial assets (other than trade receivables).
Fair value gains or losses on derivative financial instruments and on contingent considerations, and foreign currency gains and losses are reported on a net basis as either finance income or cost.

Income taxes
p)	Income taxes
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in income or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable income will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share

q)	Earnings per share
The Group presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held, if any. Diluted EPS is determined by adjusting the income or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprise convertible debentures, warrants, and restricted share units and stock options granted to employees.

Segment reporting
r)	Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. All operating segments’ operating results are reviewed regularly by the Group’s chief executive officer (“CEO”) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the CEO include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Group’s headquarters), head office expenses, income tax assets, liabilities and expenses, as well as long-term debt and interest expense thereon.
Sales between the Group’s segments are measured at the exchange amount. Transactions, other than sales, are measured at carrying value. Segment capital expenditure is the total cost incurred during the period to acquire property and equipment, and intangible assets other than goodwill.

Government grants

s)	Government grants
The Group recognizes a government grant when there is reasonable assurance it will comply with the conditions required to qualify for the grant, and that the grant will be received. The Group recognizes government grants as a reduction to the expense that the grant is intended to offset.

New standards and interpretations adopted during the year
t)	New standards and interpretations adopted during the year
The following new standards, and amendments to standards and interpretations, are effective for the first time for interim periods beginning on or after January 1, 2021 and have been applied in preparing these consolidated financial statements.
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16):
On August 27, 2020, the IASB finalized its response to the ongoing reform of inter-bank offered rates and other interest rate benchmarks by issuing a package of amendments to IFRS Standards. The amendments are effective for annual periods beginning on or after January 1, 2021.
The amendments complement those issued in 2019 as part of Phase 1 amendments and mainly relate to:

•
changes to contractual cash flows—a company does not have to derecognise the carrying amount of financial instruments for changes required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;

•	hedge accounting—a company does not have to discontinue its hedge accounting solely because it makes changes required by the reform, if the hedge meets other hedge accounting criteria; and

•	disclosures—a company is required to disclose information about new risks arising from the reform and how it manages the transition to alternative benchmark rates.
The adoption of the amendments did not have a material impact on the Group’s consolidated financial statements as there were no debt modifications that have occurred to date due to rate reform. As at December 31, 2021, the only debt balances subject to LIBOR reform are the USD portion of unsecured revolver with a drawn amount of $123 million at year-end and a total facility balance of CAD $1,260 million. The LIBOR tenor will cease to exist no later than June 30, 2023. The revolver agreement indicates that SOFR will be the main replacement for LIBOR in the United States. This benchmark is based on the rates U.S. financial institutions pay each other for overnight loans. These transactions take the form of Treasury bond repurchase agreements, otherwise known as repos agreements. As at December 31, 2021, the Group has no interest rate swaps that hedge variable interest debt.
New standards and interpretations not yet adopted
The following new standards are not yet effective for the year ended December 31, 2021, and have not been applied in preparing these consolidated financial statements:
Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1)
On January 23, 2020, the IASB issued amendments to IAS 1
Presentation of Financial Statements
, to clarify the classification of liabilities as current or non-current.
The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. For the purposes of non-current
classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period.
The extent of the impact of adoption of the amendments has not yet been determined.
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
On May 14, 2020, the IASB issued
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
. The amendments are effective for annual periods beginning on or after January 1, 2022 and apply to contracts existing at the date when the amendments are first applied. Early adoption is permitted. IAS 37 does not specify which costs are included as a cost of fulfilling a contract when determining whether a contract is onerous. The IASB’s amendments address this issue by clarifying that the “costs of fulfilling a contract” comprise both:

•	the incremental costs – e.g. direct labour and materials; and

•	an allocation of other direct costs – e.g. an allocation of the depreciation charge for an item of property and equipment used in fulfilling the contract.
The adoption of the amendments is not expected to have a material impact.
Definition of Accounting Estimates (Amendments to IAS 8)
On February 12, 2021, the IASB issued
Definition of Accounting Estimates (Amendments to IAS 8).
The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy.
The extent of the impact of adoption of the amendments has not yet been determined
.